Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests. The Company has no involvement with variable interest entities. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting. The Company deconsolidates a subsidiary when the Company ceases to have a controlling financial interest in the subsidiary. When control is lost, the parent-subsidiary relationship no longer exists and the parent derecognizes the assets and liabilities of the subsidiary.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews its estimates, including those related to the realization of inventories, trade accounts receivable, prepayments to suppliers and deferred tax assets, estimated useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets, the determination of fair values of financial instruments and share-based instruments, the accrual of warranty expenses, provision for loss on firm purchase commitment and assessments about potential tax uncertainties, contingent liabilities and the Company’s ability to continue as a going concern. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign currency transactions and translations
(c)	Foreign currency transactions and translations

The functional currency of the Company, LDK Solar USA Inc. (“LDK USA”), LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), LDK Silicon Holding Co., Limited (“LDKSH”), LDK Solar International Company Limited (“LDK International”), LDK Solar Hi-tech (Hong Kong) Co., Ltd. (“LDK HKT”), LDK PV Tech (Hong Kong) Co., Ltd. (“LDK HKPVT”) and LDK Solar Canada Inc. (“LDK Canada”) is the United States dollar (“US$”). The functional currency of the Company’s subsidiaries located in the PRC and Europe are Renminbi (“RMB”) and EURO (“EUR€”) respectively. Transactions denominated in foreign currencies are re-measured into the functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

The Group’s reporting currency is the US$. Assets and liabilities of subsidiaries, whose functional currency is not the US$, are translated into US$ using exchange rates in effect at each period end, and revenues and expenses are translated into US$ at average rates prevailing during the year. Gains and losses resulting from the translations of the financial statements of these subsidiaries into US$ are recognized as other comprehensive income in the statement of comprehensive income.

Commitments and contingencies
(d)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal and other fees incurred in connection with loss contingencies are expensed as incurred.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and on hand and time deposit with an initial term of less than three months when purchased, and which are unrestricted as to withdrawal and use.

Pledged bank deposits
(f)	Pledged bank deposits

Pledged bank deposits represent amounts held by banks, which are not available for the Group’s use, as security for issuance of letters of credit relating to purchase of raw materials and production equipment, letters of guarantee or bank borrowings. Upon maturity of the letters of credit, letters of guarantee and repayment of bank borrowings, the deposits are released by the bank and become available for general use by the Group. Pledged bank deposits are reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of making the pledge. Pledged bank deposits that mature twelve months after the balance sheet date are classified as non-current assets in the consolidated balance sheets.

Trade accounts receivable
(g)	Trade accounts receivable

Trade accounts receivable are recorded at the amount due from customers for the sales of products sold and services rendered. Amounts collected on trade accounts receivable are included in operating activities in the consolidated statements of cash flows. An allowance for doubtful accounts is provided based on the management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management assesses the recoverability of accounts receivable by analyzing specific customer accounts that have known or potential doubt as to collectability. The Group does not have any off-balance-sheet credit exposure related to its customers.

The following table presents the movement of the allowance for doubtful accounts:

	December 31, 2012	December 31, 2013	December 31, 2014
Beginning Balance	117,288	92,072	139,516
Additions	52,349	50,234	1,860
Reversal of allowance for doubtful accounts	(61,994)	(3,953)	(4,429)
Amount written-off against allowance	(1,113)	0	(2,586)
Transfer to assets classified as held for sale	(14,655)	0	0
Effect of deconsolidation of former subsidiaries	0	0	(12,825)
Foreign currency exchange rate effect	197	1,163	(2,635)

Ending balance	92,072	139,516	118,901

Inventories
(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method.

The Group regularly reviews the cost of inventory and records a lower of cost or market write-down when the utility of the inventory is no longer as great as the cost of the inventory. In addition, the Group regularly evaluates the quantity and value of its inventory in light of current market conditions and record write-down for any obsolescence or slow moving inventory. The review and evaluation take into consideration a number of factors including historical and forecasted consumption of raw materials, actual sales of finished goods subsequent to period-end, sales contracts for finished goods on hand, marketability of inventories, anticipated change in market average selling price, risk of obsolescence of inventories due to change in technology or change in physical condition over time and other factors.

On occasion, the Group enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Group to pay for committed volumes regardless of whether the Group actually acquires the materials. The Group evaluates these agreements and records a loss, if any, on firm purchase commitments using the same lower of cost or market approach as that used to value inventory. The Group recognized a provision (reversal of provision) for loss on firm purchase commitment of US$ 10,675, US$ (824) and US$ nil during the years ended December 31, 2012, 2013 and 2014, respectively, which is included in cost of goods sold in the Group’s consolidated statements of operations.

Project assets
(i)	Project assets

The Company constructs solar energy project systems (“project assets”) that are (i) developed for sale (“build-to-sell project assets”) or (ii) developed for the Group’s own use (“build-to-own project assets”). Project assets are classified as either build-to-sell project assets or as build-to-own project assets once the project assets have been constructed and ready for use. The Group determines the intended use of the project assets at the time construction commences. Classification of the project assets affects the accounting and presentation in the consolidated financial statements, including the consolidated statement of operations and consolidated statement of cash flows. Transactions related to the construction and sale of build-to-sell project assets are presented as operating activities in the consolidated statements of cash flows and reported as sales and costs of sales in the consolidated statement of operations when the project assets are sold. Build-to-own project assets relate to solar energy project systems that the Group uses in its operations to generate income or a return from the use of the assets. The costs to construct build-to-own project assets are presented as investing activities in the consolidated statement of cash flows. The proceeds received for the sale of build-to-own project assets are presented as cash flows from investing activities within the consolidated statement of cash flows.

Project assets costs consist primarily of capitalizable costs for items such as permits and licenses, land costs or land use rights, and work-in-process. Work-in-process includes materials and modules, construction, installation and labor and other capitalizable costs incurred to construct the solar energy project systems.

Upon completion of the construction of build-to-sell project assets, the Group initiates a plan to actively market the asset for immediate sale in its present condition to potential buyers at a price that is reasonable in relation to its current fair value and it is probable that project asset will be sold within year. No depreciation expense is recognized while the project assets are under construction or classified as held for sale. Build-to-sell project assets are measured at the lower of its carrying amount or fair value less costs to sell.

Build-to-sell project assets, which are included in inventories in the Group’s consolidated balance sheets, consisted of the following at December 31, 2013 and 2014:

	December 31, 2013	December 31, 2014
Project assets - current (Note 3)	0	40,094
Project assets - noncurrent (i)(Note 10)	34,664	0

Total build-to-sell assets	34,664	40,094

(i)	Project assets which are not expected to be constructed and sold within the next 12 months are reported as noncurrent assets.

For build-to-sell project assets, the Group considers a project commercially viable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Group also considers a partially developed or partially constructed project commercially viable if the anticipated selling price is higher than the carrying value of the related project assets plus the estimated cost to completion. The Group considers a number of factors, including changes in environmental, ecological, permitting, market pricing or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease. The Group records an impairment loss of the project asset to the extent the carrying value exceed its estimated recoverable amount. The recoverable amount is estimated based on the anticipated sales proceeds reduced by estimated cost to complete such sales. For the years ended December 31, 2012, 2013 and 2014, the Group provided write-downs of US$ nil, US$ 10,333 and US$ nil for certain build-to-sell project assets.

The Group did not have any build-to-own project assets as of December 31, 2013 and 2014.

As of December 31, 2013 and 2014, the Group has pledged build-to-sell project assets with a total carrying amount of $8,654 and US$8,654, respectively, to secure bank borrowings (see note 11).

Assets held for sale
(j)	Assets held for sale

Long-lived assets or disposal groups are classified as held for sale when their carrying amount will principally be recovered through a sales transaction rather than through continued use and all the criteria pursuant to ASC 360-10-45 have been met, such as a sale of the asset or disposal group is highly probable. Assets held for sale are recorded at the lower of carrying value and fair value less cost to sell and classified as current assets. A loss is recognized for any initial or subsequent write-down to fair-value less cost to sell.

Property, plant and equipment, net
(k)	Property, plant and equipment, net

Property, plant and equipment are stated at cost. Equipment under capital leases are initially stated at the present value of minimum lease payments. Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterment are capitalized.

Depreciation, including amortization of equipment held under capital lease, is calculated using the straight-line method over the estimated useful lives of the assets and their respective estimated residual values. The estimated useful lives of the Group’s property, plant and equipment are as follows:

Buildings	20, 30 and 33 years
Plant and machinery	10 and 15 years
Furniture, fixture and office equipment	5 years
Motor vehicles	6 years

Land use rights
(l)	Land use rights

Land use rights represent fees paid to obtain the right to occupy, use, develop, lease, or transfer a piece of land in the PRC, and are charged to expense on a straight-line basis over the respective periods of the rights granted ranging from 49.5 to 50 years in the PRC. Amortization of land use rights is recognized in general and administrative expenses, and amounted to US$6,281, US$5,332 and US$5,404 for the years ended December 31, 2012, 2013 and 2014, respectively.

Investments in associates
(m)	Investments in associates

Investments in entities where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in other income (expenses) in the Group’s consolidated statements of operations.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near term prospects of the affiliates; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. During the years ended December 31, 2012, 2013 and 2014, the Company recorded impairment charges on its investments in associates of US$ nil, US$6,630 and US$ nil, respectively, which are included in the “Equity in loss of associates” in the consolidated statement of operations.

The Group accounts for a share issuance by an equity method investee as if the Group had sold a proportionate share of its investment. Any gain or loss to the Group resulting from an investee’s share issuance is recognized in the consolidated statements of operations.

Available-for-sale investment securities
(n)	Available-for-sale investment securities

Investment securities designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income. Purchases and sales of available-for-sale investment securities are included in investing activities in the consolidated statements of cash flows. At each period end date, available-for-sale investment securities are evaluated for impairment to determine whether the impairment is considered temporary or other-than-temporary. Unrealized losses are recorded in other income and expense when a decline in fair value is determined to be other-than-temporary. Realized gains and losses are accounted for on the specific identification method. The Group reviews its ability and intent to liquidate its investment securities within the next 12 months operating cycle to determine the appropriate short-term or long-term classification.

The unrealized gain or loss accumulated in other comprehensive income is reversed into earnings at the date of sale of the available-for-sale investment securities.

Impairment of long-lived assets
(o)	Impairment of long-lived assets

Property, plant and equipment and purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operating or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. If circumstances require a long-lived asset or asset group be tested for impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the asset or asset group exceeds its estimated future undiscounted cash flows, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. The Group recorded an impairment loss of US$109,027, US$756,239 and US$ nil on property, plant and equipment during the years ended December 31, 2012, 2013 and 2014, respectively, which are recorded in impairment loss on property, plant and equipment in the Group’s consolidated statements of operations.

Prepayments made by the Group to certain equipment suppliers and government authorities to purchase these assets are recorded as “Deposits for purchases of property, plant and equipment and land use right” in the Group’s consolidated balance sheets. During the years presented, due to the decrease in estimated future selling price of the Group’s products, the Group’s current financial condition, lack of sufficient funding and over-capacity of its existing production lines, management believes that the Group is not expected to purchase certain of these assets and therefore the related deposits will be forfeited. The Group recorded a provision for deposits for purchases of property, plant and equipment and land use right of US$ nil, US$111,727 and US$ nil during the years ended December 31, 2012, 2013 and 2014, respectively, which are included in general and administrative expenses in the Group’s consolidated statements of operations.

Fair value measurement
(p)	Fair value measurement

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. See note 31 to the consolidated financial statements.

Derivative financial instruments
(q)	Derivative financial instruments

The Group enters into derivative financial instruments such as foreign exchange forward contracts and interest rate swap contracts.

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Changes in the fair value are recognized in earnings.

Troubled debt restructuring
(r)	Troubled debt restructuring

A restructuring of a debt constitutes a troubled debt restructuring if the creditor for economic or legal reasons related to the debtor’s financial difficulties grants a concession to the debtor that it would not otherwise consider. The restructuring of the Senior Notes, Preferred Obligation and payables due to one offshore creditor in December 2014 (See note 19) was accounted for as a troubled debt restructuring.

If a troubled debt restructuring involves a partial settlement by transferring assets or granting an equity interest, the carrying amount of the payable shall be first reduced by the total fair value of those assets transferred or equity interest granted.

No gain on restructuring of payables is recognized unless the remaining carrying amount of the payables exceeds the total future cash payments specified by the terms of the debt remaining unsettled after the restructuring.

If the total future cash payments specified by the new terms of a payable, including both payments designated as interest and those designated as face amount, are less than the carrying amount of the payable, the Group reduces the carrying amount to an amount equal to the total future cash payments specified by the new terms and recognizes a gain on restructuring of payables equal to the amount of the reduction. Legal fees and other direct costs that the Group incurs in granting an equity interest to a creditor in a troubled debt restructuring shall reduce the amount otherwise recorded for that equity interest. All other direct costs that the Group incurs to effect a troubled debt restructuring is deducted in measuring the gain on restructuring of payables or is included in expense for the period if no gain on restructuring is recognized. Legal fees and other direct costs related to the troubled debt restructuring are reported within cash flows from financing activities in the consolidated statements of cash flows.

Revenue recognition
(s)	Revenue recognition

The Group recognizes revenue from the sale of silicon wafers, modules and silicon and other materials when the products are delivered and title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable and collection of the related receivable is reasonably assured. For sales in the PRC, the majority of the Group’s contracts provide that products are considered delivered when they reach customer’s destination and are signed for by the customer. For export sales, products are considered delivered when the goods have been on board the vessel at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point.

Management estimates the amount of sales returns and the cost of replacement products based on historical return information.

The Group recognizes revenue for processing services when the services are completed, which is generally evidenced by delivery of processed products to the customers.

The Group recognizes revenue on photovoltaic system construction contracts using the percentage-of-completion method of accounting, unless the Group cannot make reasonably dependable estimates of the costs to complete the contract or the contract value is not fixed, in which case the Group would use the completed contract method. At the end of each period, the Group measures the cost incurred on each project and compares the result against its estimated total costs at completion. The percent of cost incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the contract and as a result may not match the timing of the costs incurred by the Group and the related recognition of revenue. Such differences are recorded as inventory or advance from customer.

The Group records contract cancellation revenue in operating income since the cancellation relates to contracts entered into as part of the ongoing operations of the Group and the cancellation payment has been received or is reasonably assured.

In the PRC, VAT of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

Buy/sell arrangements
(t)	Buy/sell arrangements

The Group enters into raw materials purchases transactions and finished goods sales transactions with the same counterparty. Each of these sales and purchases transactions with the same counterparty is not legally contingent upon each other. These sales and purchases transactions were not conducted simultaneously and there was no direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also no correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. Each buy or sell transaction was separately documented, transacted at the fair market value prevailing at that time and gross-cash settled, with no specific legal right to offset in respect of the obligations between counterparties. These buy and sell transactions with the same counterparty were recognized and presented separately as sales and cost of goods sold in the Group’s consolidated financial statements. Raw materials purchases and finished goods sales with the same counterparty were recorded at their respective contract price, which represented their prevailing fair market value.

Warranty cost
(u)	Warranty cost

The Group provides warranties up to 25 years for modules. Due to limited warranty claim history, the Group estimates warranty costs based on an assessment of its competitors’ history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group commenced module sales in year 2009 and recognized warranty expenses of US$7,888, US$814 and US$ 1,836 in cost of goods sold for the years ended December 31, 2012, 2013 and 2014 respectively. As of December 31, 2013 and 2014, the Group’s accrued warranty costs were US$29,219 and US$18,785, respectively. The warranty costs were classified as current and non-current liabilities under accrued expenses and other payables and other liabilities respectively, to reflect the Group’s estimate of the timing of when the warranty expenditures will likely be made.

Shipping and handling
(v)	Shipping and handling

Costs to ship products to customers are included in selling expenses in the consolidated statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Cost to ship products to customers were US$9,567, US$7,676 and US$6,818 for the years ended December 31, 2012, 2013 and 2014, respectively.

Research and development costs
(w)	Research and development costs
Research and development costs are expensed as incurred.
Advertising expenses
(x)	Advertising expenses

Advertising expenses are charged to the consolidated statements of operations in the period incurred and are included in selling expenses. The Group incurred advertising expenses of US$1,017, US$464 and US$598 for the years ended December 31, 2012, 2013 and 2014, respectively.

Government subsidy
(y)	Government subsidy

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Group for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income. Subsidies for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets. Subsidies for obtaining the rights to use land are recorded as a liability until earned and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights.

The Group received government subsidies of US$49,685 and US$17,895, US$19,997 for the years ended December 31, 2012, 2013 and 2014, respectively, and recognized the subsidies as follows:

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Reduction to cost of goods sold	18,842	0	4,796
Reduction to selling and G&A expenses	72	0	6,676
Other income	4,242	1,804	599
Reduction to acquisition cost of the equipment and power plant project	15,237	0	7,926
Deferred revenue	11,292	16,091	0

Total	49,685	17,895	19,997

During the years ended December 31, 2012, 2013 and 2014, amortization of deferred revenue that was recognized as a reduction of the amortization charges of the related land use rights amounted to US$1,718, US$1,755 and US$1,779, respectively.

As of December 31, 2013 and 2014, unamortized subsidies amounted to US$114,616 and US$99,419, for which the current portion was recorded in “Other financial liabilities” and the non-current portion was recorded in “Other liabilities”.

Income taxes
(z)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations.

Share-based compensation
(aa)	Share-based compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period. In connection with the repricing of an out-of-the money unvested share options, in which the employees agrees to a longer vested period in exchange for a repriced option, the Company separately accounts for the incremental fair value computed for the modification and recognize that amount over the total remaining requisite service period with any remaining amount of unamortized compensation cost from the original award recognized over the remaining portion of the original requisite service period.

Transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed.

Employee benefit plans
(ab)	Employee benefit plans

As stipulated by the regulations of the PRC, the Group’s PRC subsidiaries participate in various defined contribution plans organized by municipal and provincial governments for its employees. These companies are required to make contributions to these plans at a rate of 29% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees. Under these plans, certain pension, medical and other welfare benefits are provided to the employees. The Group has no other obligations for the payment of employee benefits associated with these plans beyond the annual contributions described above. Employee benefits associated with these plans are expensed when incurred. The total amounts for such employee benefits were US$10,766, US$6,636 and US$2,089 for the years ended December 31, 2012, 2013 and 2014 respectively.

Loss per share
(ac)	Loss per share

Basic loss per ordinary share is computed by dividing net loss available to LDK Solar CO., Ltd. shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing loss available to LDK Solar CO., Ltd. shareholders as adjusted to exclude any income or expenses related to dilutive ordinary equivalent shares by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method), ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method) and ordinary shares issuable upon the exercise of outstanding warrants (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive loss per share if the effect is anti-dilutive.

Segment reporting
(ad)	Segment reporting

The chief operating decision maker reviews the operating results of the polysilicon business as well as the photovoltaic (“PV”) product business on a regular basis for purpose of resource allocation and assessment of performance. Please refer to Note 28 for the details of segment reporting.

Start-up costs
(ae)	Start-up costs

All costs in connection with start-up activities, including preproduction costs associated with new manufacturing facilities are expensed as incurred. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with new manufacturing plants are included in general and administrative expenses.

Recently issued accounting pronouncements
(af)	Recently issued accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09 regarding ASC Topic No. 606, Revenue from Contracts with Customers. The standard provides principles for recognizing revenue for the transfer of promised goods or services to customers with the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance is effective in the first quarter of fiscal 2018 using either of two methods: (i) retrospective to each prior reporting period presented with the option to elect certain practical expedients as defined within the guidance; or (ii) retrospective with the cumulative effect of initially applying the guidance recognized at the date of initial application and proving certain additional disclosures as defined per the guidance. Early adoption is not permitted. The Company is currently evaluating the accounting, transition and disclosure requirements of the standard and cannot currently estimate the financial impact of adoption.

In August 2014, FASB issued Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements—Going Concern; Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in this update provide guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. In doing so, the amendments should reduce diversity in the timing and content of footnote disclosures. The guidance is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted but not required.

In January 2015, the FASB issued ASU No. 2015-01, Income Statement —Extraordinary and Unusual Items (Subtopic 225-20), which eliminates the concept of reporting for extraordinary items. ASU 2015-01 is effective for the Company for fiscal year ending December 31, 2016 and for interim periods thereafter.

On February 18, 2015, the FASB issued ASU No. 2015-02, Consolidation, which reduces the number of consolidation models and simplifies the current standard. Entities may no longer need to consolidate a legal entity in certain circumstances based solely on its fee arrangements when certain criteria are met. ASU 2015-02 reduces the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity. ASU 2015-02 is effective for the Company’s fiscal year ending December 31, 2015. The Company believes that adoption of this ASU is not expected to have a material impact to the consolidated financial statements.